Short-Term Bank Loan (Details) - Notes Payable to Banks [Member]	Mar. 28, 2024 USD ($)	Mar. 28, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)
Short-term Bank Loan [Line Items]
Loan agreement amount	$ 700,000	¥ 5,000,000			$ 2,460,000	¥ 17,000,000
Loan interest percentage	12.00%	12.00%			4.60%	4.60%
Deposit amount					$ 3,000,000	¥ 17,000,000
Outstanding balance amount	$ 423,567	¥ 3,000,000	$ 2,464,375	¥ 17,000,000